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[SECURITY BENEFIT LOGO]

October 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Equity Fund - File Nos.: 002-19458 and 811-01136 Security Large Cap Value Fund - File Nos.: 002-12187 and 811-00487 Security Mid Cap Growth Fund - File Nos.: 002-32791 and 811-01316

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information do not differ from that contained in Security Equity Fund's Post-Effective Amendment No. 109, Security Mid Cap Growth Fund's Post-Effective Amendment No. 62, and Security Large Cap Value Fund's Post-Effective Amendment No. 105. All of these Post-Effective Amendments were filed electronically on September 29, 2008.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Sincerely,

CHRIS SWICKARD

Christopher D. Swickard
Assistant Secretary
Security Equity Fund
Security Large Cap Value Fund
Security Mid Cap Growth Fund

One Security Benefit Place * Topeka, Kansas 66636-0001